SCHEDULE OF INVESTMENTS

Core Equity (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Cable & Satellite – 1.9%
Charter Communications, Inc., Class A(A)	39	$13,391

Integrated Telecommunication Services – 2.0%
Verizon Communications, Inc.	227	13,399

Interactive Home Entertainment – 1.5%
Take-Two Interactive Software, Inc.(A)	108	10,236

Interactive Media & Services – 2.5%
Alphabet, Inc., Class A(A)	15	17,183

Total Communication Services - 7.9%		54,209

Consumer Discretionary
Auto Parts & Equipment – 2.2%
Aptiv plc	192	15,262

Automotive Retail – 2.1%
AutoZone, Inc.(A)	14	14,338

Casinos & Gaming – 2.6%
Las Vegas Sands, Inc.	146	8,894
Wynn Resorts Ltd.	76	9,092

		17,986

Footwear – 2.4%
NIKE, Inc., Class B	194	16,370

Home Improvement Retail – 0.8%
Home Depot, Inc. (The)	28	5,334

Internet & Direct Marketing Retail – 4.1%
Alibaba Group Holding Ltd. ADR(A)	54	9,907
Amazon.com, Inc.(A)	11	18,698

		28,605

Total Consumer Discretionary - 14.2%		97,895

Consumer Staples
Household Products – 1.5%
Procter & Gamble Co. (The)	103	10,728

Hypermarkets & Super Centers – 3.4%
Costco Wholesale Corp.	44	10,610
Wal-Mart Stores, Inc.	130	12,640

		23,250

Tobacco – 2.3%
Philip Morris International, Inc.	178	15,695

Total Consumer Staples - 7.2%		49,673

Energy
Oil & Gas Refining & Marketing – 1.5%
Marathon Petroleum Corp.	176	10,528

Oil & Gas Storage & Transportation – 1.8%
Enterprise Products Partners L.P.	432	12,580

Total Energy - 3.3%		23,108

Financials
Asset Management & Custody Banks – 1.8%
Blackstone Group L.P. (The)	355	12,421

Financial Exchanges & Data – 2.0%
S&P Global, Inc.	65	13,665

Investment Banking & Brokerage – 1.8%
Morgan Stanley	289	12,187

Other Diversified Financial Services – 4.9%
Citigroup, Inc.	304	18,902
JPMorgan Chase & Co.	149	15,035

		33,937

Property & Casualty Insurance – 1.2%
Progressive Corp. (The)	112	8,089

Total Financials - 11.7%		80,299

Health Care
Health Care Equipment – 3.2%
Danaher Corp.	90	11,935
Zimmer Holdings, Inc.	79	10,037

		21,972

Health Care Supplies – 1.0%
Abbott Laboratories	86	6,907

Managed Health Care – 3.6%
UnitedHealth Group, Inc.	100	24,751

Pharmaceuticals – 5.0%
Elanco Animal Health, Inc.(A)	347	11,137
Eli Lilly and Co.	78	10,151
Zoetis, Inc.	129	13,006

		34,294

Total Health Care - 12.8%		87,924

Industrials
Aerospace & Defense – 8.0%
Boeing Co. (The)	65	24,831
Lockheed Martin Corp.	59	17,709
United Technologies Corp.	95	12,296

		54,836

Environmental & Facilities Services – 1.2%
Republic Services, Inc., Class A	107	8,633

Railroads – 1.8%
Norfolk Southern Corp.	66	12,316

Trading Companies & Distributors – 1.2%
United Rentals, Inc.(A)	72	8,180

Trucking – 0.4%
Lyft, Inc., Class A(A)	32	2,538

Total Industrials - 12.6%		86,503

Information Technology
Application Software – 1.0%
Intuit, Inc.	27	6,954

Data Processing & Outsourced Services – 7.4%
First Data Corp., Class A(A)	520	13,647
MasterCard, Inc., Class A	74	17,408
PayPal, Inc.(A)	69	7,176
Visa, Inc., Class A	81	12,672

		50,903

Electronic Manufacturing Services – 4.0%
IPG Photonics Corp.(A)	73	11,110
TE Connectivity Ltd.	203	16,360

		27,470

Semiconductors – 5.7%
Analog Devices, Inc.	176	18,559
Micron Technology, Inc.(A)	218	9,010

QUALCOMM, Inc.	199	11,320

		38,889

Systems Software – 5.3%
Microsoft Corp.	307	36,196

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.	77	14,698

Total Information Technology - 25.5%		175,110

Materials
Commodity Chemicals – 1.6%
LyondellBasell Industries N.V., Class A	130	10,930

Specialty Chemicals – 1.7%
Sherwin-Williams Co. (The)	27	11,543

Total Materials - 3.3%		22,473

Utilities
Electric Utilities – 1.0%
NextEra Energy, Inc.	36	6,901

Total Utilities - 1.0%		6,901

TOTAL COMMON STOCKS – 99.5%		$684,095

(Cost: $646,633)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) - 0.7%
Sonoco Products Co., 2.601%, 4-1-19	$4,633	4,632

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(C)	924	924

United States Government Agency Obligations - 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 2.450%, 4-7-19(C)	2,273	2,273

TOTAL SHORT-TERM SECURITIES – 1.1%		$7,829

(Cost: $7,830)

TOTAL INVESTMENT SECURITIES – 100.6%		$691,924

(Cost: $654,463)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(4,402)

NET ASSETS – 100.0%		$687,522

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at March 31, 2019.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$684,095	$—	$—
Short-Term Securities	—	7,829	—

Total	$684,095	$7,829	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$654,463

Gross unrealized appreciation	55,568
Gross unrealized depreciation	(18,107)

Net unrealized appreciation	$37,461